Total
James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST
Easterly Snow Small Cap Value Fund
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 24 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST	Easterly Snow Small Cap Value Fund Class A		Easterly Snow Small Cap Value Fund Class C	Easterly Snow Small Cap Value Fund Class I	Easterly Snow Small Cap Value Fund Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%		none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none		none	none	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none	[1]	1.00%	none	none
Redemption Fee	none		none	none	none
[1]	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST	Easterly Snow Small Cap Value Fund Class A	Easterly Snow Small Cap Value Fund Class C	Easterly Snow Small Cap Value Fund Class I	Easterly Snow Small Cap Value Fund Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	none	none
Other Expenses	1.15%	1.15%	1.14%	1.14%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	2.15%	2.90%	1.89%	1.89%
Fee Waiver and/or Expense Reduction/Reimbursement	(0.65%)	(0.65%)	(0.94%)	(1.04%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement	1.50%	2.25%	0.95%	0.85%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example - James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Easterly Snow Small Cap Value Fund Class A	719	1,150	1,607	2,867
Easterly Snow Small Cap Value Fund Class C	328	837	1,471	3,177
Easterly Snow Small Cap Value Fund Class I	97	503	934	2,135
Easterly Snow Small Cap Value Fund Class R6	87	493	924	2,127

If the shares are not redeemed:
Expense Example, No Redemption - James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Easterly Snow Small Cap Value Fund Class A	719	1,150	1,607	2,867
Easterly Snow Small Cap Value Fund Class C	228	837	1,471	3,177
Easterly Snow Small Cap Value Fund Class I	97	503	934	2,135
Easterly Snow Small Cap Value Fund Class R6	87	493	924	2,127

James Alpha Funds Trust d/b/a EASTERLY FUNDS TRUST

FUND	Class A	Class C	Class I	Class R6
Easterly Snow Small Cap Value Fund	SNWAX	SNWCX	SNWIX	SNWRX

(the “Fund”)

Supplement dated August 2, 2024 to the Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”) of the Fund each dated July 1, 2024

This Supplement updates and supersedes any contrary information contained in the Prospectus, Summary Prospectus, and SAI.

______________________________________________________________________

The Board of Trustees of the Trust has approved changes to reduce the management fee of the Fund from 0.95% to 0.75%, reduce the annual expense limitation for Class I from 1.25% to 0.95%, and reduce the annual expense limitation for Class R6 from 1.00% to 0.85%. Effective August 1, 2024, the section titled “Fees and Expenses of the Fund:” beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I and Class R6, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in series of the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 24 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none	none	none	none
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	none[1]	1.00%	none	none
Redemption Fee	none	none	none	none
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R6
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	none	none
Other Expenses	1.15%	1.15%	1.14%	1.14%
Total Annual Fund Operating Expenses before Fee Waiver and/or Expense Reduction/Reimbursement	2.15%	2.90%	1.89%	1.89%
Fee Waiver and/or Expense Reduction/Reimbursement	(0.65)%	(0.65)%	(0.94)%	(1.04)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reduction/Reimbursement[2]	1.50%	2.25%	0.95%	0.85%
(1)	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”
(2)	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I, and Class R6 do not exceed 1.50%, 2.25%, 0.95%, and 0.85%, respectively. The expense limitation agreement for Class A, Class C, Class I, and Class R6 shares will be in effect through August 1, 2025. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

Effective August 1, 2024, the section titled “Expense Example:” beginning on page 1 of the Prospectus is deleted in its entirety and replaced with the following:

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee waiver/expense reimbursement arrangement for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be:

If the shares are redeemed at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,150	$1,607	$2,867
Class C	$328	$837	$1,471	$3,177
Class I	$97	$503	$934	$2,135
Class R6	$87	$493	$924	$2,127

If the shares are not redeemed:

	1 Year	3 Years	5 Years	10 Years
Class A	$719	$1,150	$1,607	$2,867
Class C	$228	$837	$1,471	$3,177
Class I	$97	$503	$934	$2,135
Class R6	$87	$493	$924	$2,127

Effective August 1, 2024, the corresponding information in the section titled “Investment Adviser” beginning on page 22 of the Prospectus and in the section titled “Advisory Agreements” beginning on page 22 of the SAI is deleted in its entirety and replaced with the following:

The Funds pay the Adviser an annual fee as set forth below:

Fund Name	Contractual Advisory Fee	Advisory Fee Received for the Fiscal Year ended February 29, 2024 (after waivers and reimbursements or recoupments, as applicable)
Easterly Snow Small Cap Value Fund	0.75%*	0.11%
Easterly Snow Long/Short Opportunity Fund	0.80%	0.80%

* Prior to August 1, 2024, the contractual advisory fee for the Fund was 0.95%.

Each Fund is responsible for its own operating expenses. Easterly has contractually agreed, at least through June 30, 2025 with respect to the Easterly Snow Long/Short Opportunity Fund and at least through August 1, 2025 with respect to Easterly Snow Small Cap Value Fund, to waive all or a portion of its advisory fee and/or pay expenses to the extent necessary to ensure that Annual Fund Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, such as litigation and proxy-related expenses, and Acquired Fund Fees and Expenses) will not exceed the percentage indicated in the table below for each Fund’s average daily net assets. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses it paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. To the extent permitted under applicable law, such recoupment may include fees waived or expenses paid under the Predecessor Funds’ operating expense limitation agreement. This agreement may not be modified or terminated during its term. This agreement will terminate automatically if the Fund’s respective Investment Advisory Agreement with Easterly is terminated.

Fund Name	Class A	Class C	Class I	Class R6
Easterly Snow Small Cap Value Fund	1.50%	2.25%	0.95%	0.85%
Easterly Snow Long/Short Opportunity Fund	1.55%	2.30%	1.30%	1.00%

 ***

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, each dated July 1, 2024. Please retain this Supplement for future reference.